RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,207,157	1,290,144
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	44,248	156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	2,077,334	3,732,435
Financial assets	44,248	156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	$ 1,469,048	$ 1,577,234